Prospectus
April 14, 2016
Schwab Investor Money Fund® (SWRXX)
Schwab Retirement Advantage Money Fund® (SWIXX)
Schwab Value Advantage Money Fund®
Investor Shares (SWVXX)
Select Shares® (SWBXX)
Premier Shares (SWAXX)
(formerly, Institutional Shares)
Ultra Shares (SNAXX)
(formerly, Institutional Prime Shares)
Schwab Government Money FundTM
Purchased Shares (SNVXX)
Schwab Treasury Obligations Money FundTM (closed to new investors)
Value Advantage Shares® (SNOXX)
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Investor Money Fund®
Ticker Symbol:	SWRXX
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
None
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses	0.29
Total annual fund operating expenses	0.64
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$65	$205	$357	$798
Principal investment strategies
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:
•commercial paper, including asset-backed commercial paper
•promissory notes
•certificates of deposit and time deposits
•variable- and floating-rate debt securities
•bank notes and bankers’ acceptances
•repurchase agreements
•obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)
All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price by operating, on or before October 14, 2016, as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.
Principal risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:

Schwab Investor Money Fund®1

Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. On or before October 14, 2016, the fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.  The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (also referred to as junk bonds) (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that
2Schwab Investor Money Fund®

a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser's decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund.  Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund's holdings.  For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund's share price or yield to fall.  To the extent that a portion of the fund's underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Performance
The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows the fund's average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus or call toll-free1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
Best Quarter: 1.22% Q3 2007
Worst Quarter: 0.00% Q4 2015
Average annual total returns (%) as of 12/31/15
	1 year	5 years	10 years
Fund	0.01%	0.01%	1.18%
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price, as of the normally scheduled close of regular trading on the NYSE for that day.
When you place orders to purchase, exchange or redeem fund shares through Charles Schwab & Co., Inc. (Schwab) or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to involuntarily redeem shares in any account that are not beneficially owned by natural persons, after providing notice.
Schwab Investor Money Fund®3

Eligible Investors (as determined by the fund and which are limited to natural persons) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:
•by telephone at 1-800-407-0256; or
•by mail to Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.
Set forth below are the investment minimums for the fund. These minimums may be waived for certain investors or in the fund’s sole discretion.
	Minimum initial investment	Minimum additional investments	Minimum balance
Schwab Investor Money Fund®
Participants in Employer- Sponsored Retirement Plans (Trading symbol: SWRXX)	$ 1	$ 1	$ 1
Other Investors (Trading symbol: SW2XX)	$2,500	$500	$2,500
Tax information
Distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
4Schwab Investor Money Fund®

Schwab Retirement Advantage Money Fund®
Ticker Symbol:	SWIXX
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
None
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses	0.26
Total annual fund operating expenses	0.61
Less expense reduction	(0.12)
Total annual fund operating expenses after expense reduction[1]	0.49
[1]	The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.49% through April 29, 2018 (the “contractual expense limitation agreement”). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses through April 29, 2018 are the same as those shown above as “total annual fund operating expenses after expense reduction,” and for all subsequent periods are the same as those shown above as “total annual fund operating expenses.” The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$50	$171	$316	$739
Principal investment strategies
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:
•commercial paper, including asset-backed commercial paper
•promissory notes
•certificates of deposit and time deposits
•variable- and floating-rate debt securities
•bank notes and bankers’ acceptances
•repurchase agreements
•obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)
All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.
The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these

Schwab Retirement Advantage Money Fund®5

policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price by operating, on or before October 14, 2016, as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.
This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.
Principal risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. On or before October 14, 2016, the fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.  The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (also referred to as junk bonds) (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal
6Schwab Retirement Advantage Money Fund®

Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser's decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund.  Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund's holdings.  For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund's share price or yield to fall.  To the extent that a portion of the fund's underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Performance
The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows the fund's average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus or call toll-free1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
Best Quarter: 1.25% Q3 2007
Worst Quarter: 0.00% Q4 2015
Average annual total returns (%) as of 12/31/15
	1 year	5 years	10 years
Fund	0.01%	0.01%	1.23%
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the
Schwab Retirement Advantage Money Fund®7

NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price, as of the normally scheduled close of regular trading on the NYSE for that day.
When you place orders to purchase, exchange or redeem fund shares through Charles Schwab & Co., Inc. (Schwab) or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to involuntarily redeem shares in any account that are not beneficially owned by natural persons, after providing notice.
Eligible Investors (as determined by the fund and which are limited to natural persons) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:
•by telephone at 1-800-407-0256; or
•by mail to Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.
Set forth below are the investment minimums for the fund. These minimums may be waived for certain investors or in the fund’s sole discretion.
	Minimum initial investment	Minimum additional investments	Minimum balance
Retirement Advantage Money Fund®	$25,000	$1	$25,000
Tax information
Distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
8Schwab Retirement Advantage Money Fund®

Schwab Value Advantage Money Fund®
Ticker Symbols:	Investor Shares: SWVXX	Select Shares®: SWBXX	Premier Shares: SWAXX	Ultra Shares: SNAXX
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Investor Shares, Select Shares®, Premier Shares or Ultra Shares of the  fund.
Shareholder fees (fees paid directly from your investment)
	Investor Shares	Select Shares	Premier Shares	Ultra Shares
	None	None	None	None
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.32	0.32	0.32	0.32
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.26	0.16	0.05	0.03
Total annual fund operating expenses	0.58	0.48	0.37	0.35
Less expense reduction	(0.13)	(0.13)	(0.13)	(0.14)
Total annual fund operating expenses after expense reduction[1]	0.45	0.35	0.24	0.21
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Select Shares, Premier Shares and Ultra Shares to 0.35%, 0.24% and 0.21%, respectively, through April 29, 2018 and of the Investor Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund (the contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund's Board of Trustees.
Example
This example is intended to help you compare the cost of investing in each share class with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a share class for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Investor Shares’ operating expenses remain the same as those shown above as “total annual fund operating expenses after expense reduction” and the Select Shares’, Premier Shares’ and Ultra Shares’ operating expenses through April 29, 2018 are the same as those shown above as “total annual fund operating expenses after expense reduction” and for all subsequent periods are the same as those shown above as “total annual fund operating expenses.” The expenses would be the same whether you stayed in the  fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
	1 year	3 years	5 years	10 years
Investor Shares	$46	$144	$ 252	$ 567
Select Shares®	$36	$127	$ 242	$ 578
Premier Shares	$ 25	$ 92	$ 181	$442
Ultra Shares	$ 22	$ 83	$168	$415
Principal investment strategies
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:
•commercial paper, including asset-backed commercial paper
•promissory notes
•certificates of deposit and time deposits
•variable- and floating-rate debt securities
•bank notes and bankers’ acceptances
•repurchase agreements
•obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)
All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.

Schwab Value Advantage Money Fund®9

The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price by operating, on or before October 14, 2016, as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.
Principal risks
The  fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. On or before October 14, 2016, the fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.  The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (also referred to as junk bonds) (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government,
10Schwab  Value Advantage Money Fund®

which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser's decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund.  Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund's holdings.  For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund's share price or yield to fall.  To the extent that a portion of the fund's underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Performance
The bar chart below shows how the fund's Investor Shares investment results have varied from year to year, and the following table shows the fund's Investor Shares, Select Shares, Premier Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the  fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
Best Quarter: 1.26% Q3 2007
Worst Quarter: 0.00% Q4 2015
Schwab Value Advantage Money Fund®11

Average annual total returns (%) as of 12/31/15
	1 year	5 years	10 years/ Since Inception
Investor Shares	0.01%	0.01%	1.24%
Select Shares	0.02%	0.01%	1.28%
Premier Shares	0.04%	0.03%	1.34%
Ultra Shares	0.07%	0.05%	1.08%¹
[1]	Inception: 10/5/2006.
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of  fund shares
The fund is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
When you place orders to purchase, exchange or redeem fund shares through Charles Schwab & Co., Inc. (Schwab) or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to involuntarily redeem shares in any account that are not beneficially owned by natural persons, after providing notice.
Eligible Investors (as determined by the fund and which generally are limited to natural persons) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:
•by telephone at 1-800-407-0256; or
•by mail to Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.
Set forth below are the investment minimums for the fund’s share classes. These minimums may be waived for certain investors or in the fund’s sole discretion.
	Minimum initial investment	Minimum additional investment	Minimum balance
Investor Shares	$25,000	$500	$20,000
	($15,000 for IRA and custodial accounts)		($15,000 for IRA and custodial accounts)
Select Shares®	$1,000,000	$1	$1,000,000
Premier Shares	$3,000,000	$1	$3,000,000
	Minimum initial investment	Minimum additional investment	Minimum balance
Ultra Shares
Direct orders	$10,000,000	$1	None
Intermediary orders	$10,000,000	$1	$10,000,000
Tax information
Distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to financial intermediaries
If you purchase shares of the  fund through a broker-dealer or other financial intermediary (such as a bank), the  fund and its related companies may pay the intermediary for the sale of  fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the  fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
12Schwab  Value Advantage Money Fund®

Schwab Government Money Fund™
Ticker Symbol:	Purchased Shares: SNVXX
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Purchased Shares of the  fund.
Shareholder fees (fees paid directly from your investment)
None
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.31
Distribution (12b-1) fees	None
Other expenses	0.26
Total annual fund operating expenses	0.57
Example
This example is intended to help you compare the cost of investing in the fund’s Purchased Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Purchased Shares’ operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$58	$183	$318	$714
Principal investment strategies
To pursue its goal, the fund invests in U.S. government securities, such as:
•U.S. Treasury bills and notes
•other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks
•repurchase agreements that are collateralized fully by cash and/or U.S. government securities
•obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities
The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collaterized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets will be invested solely in U.S. government securities including repurchase agreements (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.

Schwab Government Money Fund™  13

Principal risks
The  fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.  The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Performance
Because the Purchased Shares have not been in operations for a year, the bar chart below shows how the investment results of the fund’s Sweep Shares have varied from year to year, and the following table shows the average annual total returns for the fund’s Sweep Shares for various periods. This information provides some indication of the risks of investing in the Purchased Shares of the fund. Purchased Shares and Sweep Shares of the fund would have substantially similar performance because they invest in the same portfolio of securities and the annual returns would differ only to the extent that Purchased Shares have lower expenses. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus or call toll-free1-800-435-4000 for a current seven-day yield.
14Schwab  Government Money Fund™

Annual total returns (%) as of 12/31
Best Quarter: 1.16% Q4 2006
Worst Quarter: 0.00% Q4 2015
Average annual total returns (%) as of 12/31/15
	1 year	5 years	10 years
Sweep Shares	0.00%	0.01%	1.09%
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of  fund shares
The fund is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
When you place orders to purchase, exchange or redeem fund shares through Charles Schwab & Co., Inc. (Schwab) or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:
•by telephone at 1-800-407-0256; or
•by mail to Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.
Set forth below are the investment minimums for the fund’s Purchased Shares of the fund. These minimums may be waived for certain investors or in the fund’s sole discretion.
Minimum initial investment	Minimum additional investments	Minimum balance
$25,000 for Schwab Investor Services’ accounts ($15,000 for IRA and custodial accounts)	$500	$20,000 for Schwab Investor Services’ accounts ($15,000 for IRA and custodial accounts)

$1,000 for Schwab Adviser Services’ accounts	$500	$1,000 for Schwab Adviser Services’ accounts
Tax information
Distributions received from the  fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to financial intermediaries
If you purchase shares of the  fund through a broker-dealer or other financial intermediary (such as a bank), the  fund and its related companies may pay the intermediary for the sale of  fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the  fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Schwab Government Money Fund™  15

Schwab Treasury Obligations Money Fund™
(closed to new investors)
Ticker Symbol:	Value Advantage Shares®: SNOXX
Investment objective
The fund's goal is to seek current income consistent with stability of capital and liquidity.  The fund's investment objective is not fundamental and therefore may be changed by the fund's board of trustees without shareholder approval.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Value Advantage Shares of the  fund.
Shareholder fees (fees paid directly from your investment)
None
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.34
Distribution (12b-1) fees	None
Other expenses	0.25
Total annual fund operating expenses	0.59
Less expense reduction	(0.14)
Total annual fund operating expenses after expense reduction[1]	0.45
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund's Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the fund's Value Advantage Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the  fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund's Value Advantage Shares' operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$46	$160	$301	$710
Principal investment strategies
To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collaterized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.
Based on the fund manager’s view of market conditions for U.S. Treasury securities, the fund may invest up to 20% of its net assets in: (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, and repurchase agreements backed by such obligations; and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. By investing primarily in full faith and credit U.S. government investments and repurchase agreements backed by such investments, the fund seeks to provide safety as to its assets. The portfolio manager may adjust the fund’s average maturity based on current and anticipated

16Schwab Treasury Obligations Money Fund™(closed to new investors)

changes in interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
Principal risks
The  fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund's money market securities holdings.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider, or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.  The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Schwab Treasury Obligations Money Fund™(closed to new investors)17

Performance
The bar chart below shows how the fund’s Value Advantage Shares investment results have varied from year to year, and the following table shows the fund’s Value Advantage Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus or call toll-free1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
Best Quarter: 0.00% Q1 2013
Worst Quarter: 0.00% Q4 2015
Average annual total returns (%) as of 12/31/15
	1 year	Since Inception (6/5/12)
Value Advantage Shares®	0.00%	0.00%
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of  fund shares
The fund is closed to new investors. The fund is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price, as of the normally scheduled close of regular trading on the NYSE for that day.
When you place orders to purchase, exchange or redeem fund shares through Charles Schwab & Co., Inc. (Schwab) or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:
•by telephone at 1-800-407-0256; or
•by mail to Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.
Set forth below are the investment minimums for the fund’s Value Advantage Shares. These minimums may be waived for certain investors or in the fund’s sole discretion.
Minimum initial investment	Minimum additional investments	Minimum balance
$25,000 ($15,000 for IRA and custodial accounts)	$500	$20,000 ($15,000 for IRA and custodial accounts)
Tax information
Distributions received from the  fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to financial intermediaries
If you purchase shares of the  fund through a broker-dealer or other financial intermediary (such as a bank), the  fund and its related companies may pay the intermediary for the sale of  fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the  fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
18Schwab Treasury Obligations Money Fund™(closed to new investors)

Fund details
Money fund regulations
Money market funds in the United States are subject to rules governing their operation:
•Credit quality: money funds must invest exclusively in high-quality securities.
•Diversification: requirements for diversification limit the fund’s exposure to any given issuer, guarantor or liquidity provider.
•Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted average life to maturity of no more than 120 days. In addition, money funds cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
•Liquidity: taxable money funds are subject to a minimum liquidity requirement that prohibits a fund from acquiring certain types of securities, if immediately after the acquisition, the fund’s investments in daily liquid assets would be below 10% or 30%, respectively, of the fund’s total assets.
On or before October 14, 2016, each fund (other than the Schwab Government Money Fund and Schwab Treasury Obligations Money Fund) intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” each fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, each fund (other than the Schwab Government Money Fund and Schwab Treasury Obligations Money Fund) will have the ability to impose a liquidity fee and/or redemption gate during times of extraordinary market stress. Please see the section entitled “Information on liquidity fees and redemption gates” below.
Portfolio holdings
A description of the funds’ policies and procedures with respect to the disclosure of each fund’s portfolio securities is available in the funds’ Statement of Additional Information (SAI). Each fund posts on its website at www.csimfunds.com/schwabfunds_prospectus a list of the securities held by each fund as of the last business day of the most recent month. This list is updated within 5 business days after the end of the month and will remain available online for at least 6 months after the initial posting. In addition, not later than 5 business days after the end of each calendar month, each fund will file a schedule of information regarding its portfolio holdings and other information about the fund as of the last day of that month with the SEC on Form N-MFP. These filings will be publicly available immediately upon filing on the SEC’s website at www.sec.gov. A link to each fund’s Form N-MFP filings on the SEC’s website will also be available at www.csimfunds.com/schwabfunds_prospectus.
Fund details19

Financial highlights
This section provides further details about the financial history of each fund and its respective share classes, for the past five years. Certain information reflects financial results for a single  fund share. “Total return” shows the percentage that an investor in a fund would have earned or lost during a given period, assuming all distributions were reinvested. The funds' independent registered public accounting firm, PricewaterhouseCoopers LLP (PwC), audited these figures. PwC’s full report is included in the funds’ annual report (see back cover).
Schwab Investor Money Fund
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [3]	0.21% [3]	0.25% [3]	0.27% [3]	0.25% [3]
Gross operating expenses	0.64%	0.64%	0.64%	0.63%	0.62%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,025	$ 939	$1,047	$1,205	$1,333
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
20Financial highlights

Schwab Retirement Advantage Money Fund
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [3]	0.21% [3]	0.24% [3]	0.27% [3]	0.25% [3]
Gross operating expenses	0.61%	0.61%	0.61%	0.61%	0.60%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$ 700	$ 741	$ 784	$ 806	$ 846
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
Financial highlights 21

Schwab Value Advantage Money Fund
Investor Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [3]	0.21% [3]	0.25% [3]	0.28% [3],[4]	0.26% [3]
Gross operating expenses	0.58%	0.58%	0.58%	0.57% [4]	0.57%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$6,406	$ 7,217	$ 8,425	$9,930	$11,576

Select Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [3]	0.21% [3]	0.25% [3]	0.27% [3],[4]	0.26% [3]
Gross operating expenses	0.48%	0.48%	0.48%	0.47% [4]	0.47%
Net investment income (loss)	0.02%	0.01%	0.01%	0.01%	0.01%
Net asset, end of period (x 1,000,000)	$ 1,020	$1,138	$1,238	$1,403	$ 1,871
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
4
The ratio of gross operating expenses would have been 0.58% for Investor Shares and 0.48% for Select Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
22Financial highlights

Premier Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.04%	0.01%	0.02%	0.05%	0.04%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.24% [3]	0.21% [3]	0.23% [3]	0.24% [3],[4]	0.23% [3]
Gross operating expenses	0.37%	0.37%	0.37%	0.36% [4]	0.36%
Net investment income (loss)	0.04%	0.01%	0.02%	0.04%	0.04%
Net assets, end of period (x 1,000,000)	$ 767	$ 794	$ 968	$1,264	$1,524

Ultra Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.07%	0.01%	0.05%	0.08%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.21% [3]	0.21% [3]	0.21% [3]	0.21% [3],[4]	0.21% [3]
Gross operating expenses	0.35%	0.35%	0.35%	0.34% [4]	0.34%
Net investment income (loss)	0.07%	0.01%	0.05%	0.08%	0.06%
Net assets, end of period (x 1,000,000)	$1,972	$1,818	$2,191	$1,923	$1,416
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
4
The ratio of gross operating expenses would have been 0.37% for Premier Shares and 0.35% for Ultra Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
Financial highlights 23

Schwab Government Money Fund
Purchased Shares	1/21/15 [1]– 12/31/15
Per-Share Data
Net asset value at beginning of period	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)	— [2]
Net realized and unrealized gains (losses)	(0.00) [3]
Total from investment operations	(0.00) [3]
Less distributions:
Distributions from net investment income	—
Net asset value at end of period	$ 1.00
Total return	— [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.20% [5]
Gross operating expenses	0.57% [5]
Net investment income (loss)	— [5]
Net assets, end of period (x 1,000,000)	$ 100
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
24Financial highlights

Schwab Treasury Obligations Money Fund
Value Advantage Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	4/24/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)	— [2]	—	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	(0.00) [3]	–
Total from investment operations	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	—	—	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$ 1.00	$ 1.00	$ 1.00
Total return	—	—	0.01%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [5]	0.07% [5]	0.09% [5]	0.15% [5],[6]
Gross operating expenses	0.59%	0.60%	0.59%	0.79% [6]
Net investment income (loss)	—	—	0.01%	0.01% [6]
Net assets, end of period (x 1,000,000)	$ 51	$ 60	$ 80	$ 111
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
6
Annualized.
Financial highlights 25

Fund management
The investment adviser for the funds is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. CSIM was founded in 1989, and as of February 29, 2016, CSIM managed approximately $278.4 billion in assets.
As the investment adviser, the firm oversees the asset management and administration of the Schwab Investor Money Fund®, Schwab Retirement Advantage Money Fund®, Schwab Value Advantage Money Fund®, Schwab Government Money FundTM, and the Schwab Treasury Obligations Money FundTM. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended December 31, 2015, these fees were 0.00% for the Schwab Investor Money Fund, 0.01% for the Schwab Retirement Advantage Money Fund, 0.19% for the Schwab Value Advantage Money Fund, and 0.18% for the Schwab Treasury Obligations Money Fund. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions. Reductions include any contractual or voluntary waivers or reimbursements. Any applicable contractual expense limitation is described in the Fund summary section.
For the Schwab Government Money Fund-Purchased Shares, the firm receives a graduated annual management fee of 0.35% of the fund’s average daily net assets for the first $1 billion, 0.32% of such assets more than $1 billion but not exceeding $10 billion, 0.30% of such assets more than 10 billion but not exceeding $20 billion, 0.27% of such assets more than $20 billion but not exceeding $40 billion, and 0.25% of such assets over $40 billion.
In addition to any contractual expense limitation for Schwab Investor Money Fund, Schwab Retirement Advantage Money Fund and Schwab Value Advantage Money Fund, the investment adviser and/or its affiliates also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for a share class, and in addition to any contractual expense limitation for Schwab Government Money Fund and Schwab Treasury Obligations Money Fund, the investment adviser and/or its affiliates also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a non-negative net yield for a share class.
During the most recently completed fiscal year, the Schwab Investor Money Fund made reimbursement payments to the investment adviser and/or its affiliates. These payments reduced the yield of this fund.
During the most recently completed fiscal year, the Select Shares of the Schwab Value Advantage Money Fund made reimbursement payments to the investment adviser and/or its affiliates. These payments reduced the yield of the Select Shares of this fund.
A discussion regarding the basis for the Board of Trustees’ approval of the funds' investment advisory agreement is available in each fund's 2015 semi-annual report, which covers the period from January 1, 2015 through June 30, 2015.
26Fund management

Investing in the funds
In this section, you will find information on buying, selling and exchanging shares. You may invest in a fund through an intermediary by placing orders through your brokerage account at Schwab or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the fund (intermediary orders). Eligible Investors (as defined herein) may invest directly in a fund by placing orders through the fund's transfer agent (direct orders). You also will see how to choose a distribution option for your investment. These pages include helpful information on taxes as well.
Investing through a financial intermediary
Placing orders through your intermediary
When you place orders through Schwab or other intermediary, you are not placing your orders directly with a fund, and you must follow Schwab’s or the other intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.
Only certain intermediaries are authorized to accept orders on behalf of a fund. If your fund shares are no longer held by an authorized intermediary, the fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you have two options. First, you may move your shares to Schwab or another intermediary that is authorized to accept fund orders. Second, you may maintain a direct account with a fund if you meet the eligibility requirements for placing direct orders and your completed account application and supporting documentation are returned to and accepted by the fund’s transfer agent, Boston Financial Data Services (transfer agent). The eligibility requirements and instructions for submitting an account application are set forth in the “Investing directly with the funds” section of this prospectus. If you do not exercise one of these options within ninety days, the funds reserve the right to redeem your shares.
Buying, selling and exchanging shares through an intermediary
To purchase, redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares. You may not purchase, redeem or exchange shares held in your intermediary account directly with a fund.
When selling or exchanging shares, you should be aware of the following fund policies:
•The funds may take up to seven days to pay sale proceeds.
•The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.
•Exchange orders are limited to other Schwab Funds® that are not Sweep Investments® or Laudus MarketMasters Funds® and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.
•You should read the prospectus for the fund into which you are exchanging prior to placing your order.
Investing directly with the funds
Investor eligibility requirements for placing direct orders
Only Eligible Investors (as defined below) may purchase shares directly from a fund’s transfer agent, Boston Financial Data Services. Each of the funds (other than the Schwab Government Money Fund and the Schwab Treasury Obligations Money Fund) currently intends to qualify as a retail money market fund by October 14, 2016. Under Rule 2a-7 of the Investment Company Act of 1940, as amended, a “retail money market fund” is defined as a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons, which means that a retail money market fund’s shares can be held only by individual investors (Eligible Investors). The funds reserve the right to determine which potential investors qualify as Eligible Investors. Shares held by a non-Eligible Investor directly with a fund are subject to involuntary redemption by the fund after providing sufficient notice.
Investing in the funds27

Natural persons may invest in the funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings account plans; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts having an institutional decision maker with ultimate investment authority held by the natural person beneficial owner (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Opening an account to place direct orders
You must satisfy the investor eligibility requirements for direct order clients in order to place direct orders for a fund’s shares. Eligible Investors must open an account with a fund through the fund’s transfer agent prior to placing direct orders. You may obtain an account application by calling the transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.
Methods for placing direct orders
The methods for placing direct orders to purchase, redeem or exchange shares of the funds are described below. With every direct order, you must include your name, your account number, the fund name and share class (if applicable), and the dollar amount you would like to purchase or redeem. You must authorize the telephone redemption option in the account application (and such authorization must be accepted by the funds) prior to placing direct orders with the funds’ transfer agent.
Initial and additional direct purchases by wire
Subject to acceptance by a fund, you may make your initial purchase and any additional purchases of shares by wiring federal funds to the transfer agent. If you have not yet opened an account with a fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the transfer agent at 1-781-796-2938. You must call the transfer agent at 1-800-407-0256 prior to the close of a fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE)) to place your order and to receive wire instructions. Orders received by the transfer agent in good order on or prior to the close of a fund will be processed at the net asset value per share of the fund for that day. Your wired funds must be received and accepted by the transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier, on the day your purchase order is placed. Please call the transfer agent at 1-800-407-0256 if you have any questions or need additional information.
Initial and additional direct purchases by mail
Subject to acceptance by a fund, you may open an account and make your initial purchase and any additional purchases of the fund’s shares by mail. To open an account by mail, complete and sign the account application and mail the account application, all supporting documents and a check for the desired purchase amount to the transfer agent at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323. Additional investments may be made at any time by mailing a check (payable to Schwab Funds) to the transfer agent at the address above. Be sure to include your account number on your check.
Subject to acceptance by a fund, payment for the purchase of shares received by mail will be credited to a shareholder’s account at the net asset value per share of the fund next determined after receipt, even though the check may not yet have been converted into federal funds. For purposes of calculating the purchase price of fund shares, a purchase order is received by a fund on the day that it is in good order unless it is rejected by the fund’s transfer agent. For a cash purchase order of fund shares to be in good order on a particular day, a check must be received on or before the close of a fund (generally 4:00 p.m. Eastern time or the close of the NYSE) on that day. If the payment is received by a fund after the deadline, the purchase price of fund shares will be based upon the next determination of net asset value of fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler’s checks or money orders will be accepted by the funds.
Direct redemptions and exchanges
When selling or exchanging shares directly, you should be aware of the following fund policies:
•The funds may take up to seven days to pay sale proceeds.
•The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.
•Exchange orders are limited to other Schwab Funds that are not Sweep Investments or Laudus MarketMasters Funds, and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.
28Investing in the funds

•If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.
•You should read the prospectus for the fund into which you are exchanging prior to placing your order.
Direct redemptions by telephone
If you authorized the telephone redemption option in the account application, you may place a redemption order by calling the transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of a fund next determined after receipt of your telephone redemption order by the transfer agent. Please note that the transfer agent may only act on telephone instructions believed by the transfer agent to be genuine. The transfer agent’s records of such instructions are binding on the shareholder. The funds and their service providers (including the transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the transfer agent reasonably believes to be genuine. The transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.
Direct redemptions by mail
You may redeem your fund shares by mail by sending a request letter to the funds' transfer agent at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323. Your redemption request will be processed by a fund at the net asset value per share of the fund next determined after the request is received in good order. To be in good order, the redemption request must include the name of the fund and the number of shares or the dollar amount to be redeemed, all required signatures and authorizations and any required signature guarantees.
Additional direct redemption information
To protect you, the funds and their service providers from fraud, signature guarantees may be required to enable the transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the transfer agent at 1-800-407-0256 for further details.
Direct exchange and conversion privileges
Upon request, and subject to certain limitations, shares of a fund may be exchanged or converted into shares of any other Schwab Fund that is not a Sweep Investment or Laudus MarketMasters Fund. In order to exchange or convert your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging or converting. Further, you should read the prospectus for the fund into which you are exchanging or converting prior to placing your order. A new account opened by exchange or conversion must be established with the same name(s), address(es) and tax identification number(s) as the existing account. All exchanges and conversions will be made based on the respective net asset values next determined following receipt of the request by a fund containing the information indicated below.
The funds reserve the right to suspend or terminate the privilege of exchanging or converting shares of the funds by mail or by telephone at any time.
Direct exchanges and conversions by telephone
If you authorized the telephone redemption option in the account application, you may exchange or convert fund shares by telephone by calling the funds' transfer agent at 1-800-407-0256. Please be prepared to provide the following information: (a) the account number, tax identification number and account registration; (b) the class of shares to be exchanged or converted; (c) the name of the fund from which and the fund into which the exchange or conversion is to be made; and (d) the dollar or share amount to be exchanged or converted. Please note that the transfer agent may act only on telephone instructions believed by the transfer agent to be genuine. Please see the section entitled “Direct redemptions by telephone” for more information regarding transacting with the funds’ transfer agent via telephone.
Direct exchanges and conversions by mail
To exchange or convert fund shares by mail, simply send a letter of instruction to the funds’ transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. The letter of instruction must include: (a) your account number; (b)
Investing in the funds29

the class of shares to be exchanged or converted; (c) the fund from and the fund into which the exchange or conversion is to be made; (d) the dollar or share amount to be exchanged or converted; and (e) the signatures of all registered owners or authorized parties.
Share price
The funds are open for business each day that the NYSE is open except when the following federal holidays are observed: Columbus Day and Veterans Day. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4:00 p.m. Eastern time). If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, each fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
A fund’s share price is its net asset value per share, or NAV, which is the fund’s net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.00.
Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day’s dividend. On special request, orders to invest $100,000 or more in shares of the Schwab Retirement Advantage Money Fund that are accepted by Schwab or the Charles Schwab Trust Company by 1:30 p.m. eastern time may receive that day’s dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day’s dividend.
The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Many money market funds use this method to calculate NAV.
Additional policies affecting your investment
Investment minimums
Choose a fund and a share class. Your choice may depend on the amount of your investment. Schwab Value Advantage Money Fund offers four classes of shares. Each share class or fund in this prospectus has different minimum investments and different expenses. The Schwab Value Advantage Money Fund’s Premier Shares have lower expenses than Select Shares, which, in turn, have lower expenses than the Ultra Shares. You may convert your Select Shares into Premier Shares at any time if your account balance in the fund is at least $3,000,000. You may convert your Premier Shares into Ultra Shares if your account balance in the fund is at least $10,000,000. You must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares - conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares or Premier Shares, a fund reserves the right to (i) convert your holdings to another class of shares of the same fund for which you meet the minimum balance requirement; or (ii) redeem your holdings. A fund will notify you in writing 60 days before any automatic conversion or redemption occurs. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.
	Minimum initial investment	Minimum additional investments	Minimum balance
Schwab Investor Money Fund
Participants in Employer-Sponsored Retirement Plans (Trading symbol: SWRXX)	$ 1	$ 1	$ 1
Other Investors (Trading symbol: SW2XX)	$ 2,500	$500	$ 2,500
Schwab Retirement Advantage Money Fund	$ 25,000	$ 1	$ 25,000
Schwab Value Advantage Money Fund
Investor Shares	$ 25,000	$500	$ 20,000
	($15,000 for IRA and custodial accounts)		($15,000 for IRA and custodial accounts)
Select Shares	$ 1,000,000	$ 1	$ 1,000,000
Premier Shares	$ 3,000,000	$ 1	$ 3,000,000
Ultra Shares
Direct Orders	$10,000,000	$ 1	None
Intermediary Orders	$10,000,000	$ 1	$10,000,000
Schwab Government Money Fund
30Investing in the funds

	Minimum initial investment	Minimum additional investments	Minimum balance
Purchase Shares	$25,000	$500	$20,000
	for Schwab Investor Services’ accounts ($15,000 for IRA and custodial accounts)		for Schwab Investor Services’ accounts ($15,000 for IRA and custodial accounts)
	$1,000 for Schwab Adviser Services’ accounts	$500	$1,000 for Schwab Adviser Services’ accounts
Schwab Treasury Obligations Money Fund
Value Advantage Shares	$25,000	$500	$20,000
	($15,000 for IRA and custodial accounts)		($15,000 for IRA and custodial accounts)
These minimums may be waived for certain retirement plans and plan participants, and for certain investment programs, or in a fund’s sole discretion. In addition, a fund, in its sole discretion, may permit an investor to aggregate accounts to meet the minimum investment amounts or to meet the minimum investment amounts over a reasonable period of time.
Choose an option for fund distributions. If you are an Eligible Investor placing direct orders with a fund, you will have one of the two options described below for fund distributions. If you don’t indicate a choice, you will receive the first option. If you are placing orders through an intermediary, you will select from the options for fund distributions provided by your intermediary, which may be different than those provided by the funds to Eligible Investors. You should consult with your financial intermediary to discuss available options.
Option	Feature
Reinvestment	All dividends and capital gain distributions are invested automatically in shares of your fund.

Cash	You receive payment for all dividends and capital gain distributions.
The funds reserve certain rights, including the following:
•If your account balance falls below the stated minimum balance requirement for the Select Shares or Premier Shares for any reason, to automatically convert your holdings upon 60 days written notice to another class of shares of that same fund for which you meet the minimum balance requirement. A decline in your account balance because of market movement may result in such a conversion. The Value Advantage Money Fund also offers Investor Shares, which have a lower minimum balance requirement than the Select Shares or Premier Shares, in another prospectus.
•To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.
•To involuntarily redeem your shares after providing 60 days’ written notice if you do not satisfy the eligibility requirements for a retail money market fund (i.e., you are not a natural person).
•To deny purchase of fund shares to investors who do not satisfy the eligibility requirements to invest in a retail money market fund (i.e., investor is not a natural person).
•To temporarily reduce or suspend dividend payments in an effort to maintain a fund’s stable $1.00 share price.
•To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.
•To change or waive a fund's investment minimums.
•To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC, such as to facilitate an orderly liquidation of a fund.
•To withdraw or suspend any part of the offering made by this prospectus.
•With respect to each fund, other than Schwab Government Money Fund and Schwab Treasury Obligations Fund, on or after October 14, 2016, to impose a liquidity fee and/or redemption gate (as discussed below).
Investing in the funds31

Payments by the investment adviser or its affiliates
The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the funds may pay to those intermediaries. The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by a fund or its shareholders.
Shareholder Servicing and Sweep Administration Plan
The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Schwab (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee, up to the amount in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than the amount in the table below of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Fund	Shareholder Servicing Fee
Schwab Investor Money Fund®	0.25%
Schwab Retirement Advantage Money Fund®	0.22%
Schwab Value Advantage Money Fund® — Investor Shares	0.25%
Schwab Value Advantage Money Fund® — Select Shares®	0.15%
Schwab Value Advantage Money Fund® — Premier Shares	0.04%
Schwab Value Advantage Money Fund® — Ultra Shares	0.02%
Schwab Government Money FundTM — Purchased Shares	0.25%
Schwab Treasury Obligations Money FundTM — Value Advantage Shares®	0.22%
Policy regarding short-term or excessive trading
Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.
Large shareholder redemptions
Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact a fund’s liquidity and NAV. These redemptions may also force a fund to sell securities, which may negatively impact a fund’s brokerage costs.
Customer identification and verification and anti-money laundering program
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the funds or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.
The funds or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. A fund or your financial intermediary may contact you in an attempt to collect any missing information required on the
32Investing in the funds

application, and your application may be rejected if they are unable to obtain this information. In certain instances, a fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.
The funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the funds or your financial intermediary are unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.
Customer identification and verification is part of the funds' overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, each fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.
Information on liquidity fees and redemption gates
Pursuant to Rule 2a-7 under the 1940 Act, the Board of Trustees (Board) is permitted to impose a liquidity fee on redemptions from a fund (up to 2%) or a redemption gate to temporarily restrict redemptions from a fund up to 10 business days (in any 90 day period) in the event that a fund’s “weekly liquid assets” fall below certain designated thresholds. Weekly liquid assets generally include cash; direct obligations of the U.S. government; certain other U.S. government or agency securities; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
On or after October 14, 2016, if a fund’s weekly liquid assets fall below 30% of a fund’s total assets, the Board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if a fund’s weekly liquid assets fall below 10% of a fund’s total assets, a fund will impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interests of the fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the fund.
Liquidity fees and redemption gates are most likely to be imposed during times of extraordinary market stress. Additionally, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, after a fund has notified financial intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that a fund will impose a liquidity fee or redemption gate). The imposition and termination of a liquidity fee or redemption gate will be reported by a fund to the SEC on Form N-CR. Such information will also be available on the fund’s website (www.csimfunds.com). In addition, the fund will make such announcements through a supplement to this prospectus and may make such announcements through a press release or by other means.
Liquidity fees would reduce the amount you receive upon redemption of your shares. A fund retains the liquidity fees for the benefit of remaining shareholders. Any redemption requests submitted while a redemption gate is in place will be cancelled without further notice. A new redemption request must be submitted to the fund if you wish to redeem your shares after the redemption gate has been lifted. For more information, please see “Purchasing and Redeeming Shares of the Fund – Liquidity Fees and Gates” in the SAI.
As a government money market fund, the Schwab Government Money Fund and Schwab Treasury Obligations Fund are not required to impose a liquidity fee and/or a redemption gate on fund redemptions. The Board has determined not to subject the Schwab Government Money Fund and Schwab Treasury Obligations Money Fund to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
Distributions and taxes
Any investment in the funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Please see the SAI for additional information. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service website at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends the fund earns. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of each month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment.
Investing in the funds33

Although the funds do not typically intend to distribute any capital gains, certain funds have done so in the past and it cannot be guaranteed by the funds that they will not make any capital gains distributions for any given year.
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, fund dividends generally have tax consequences. Each fund’s net investment income is distributed as dividends and dividends are taxable as ordinary income.  Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1.00 share price.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
A fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders if they fail to provide the fund with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (unless a lower treaty rate applies) on amounts treated as taxable ordinary dividends from a fund, as discussed in more detail in the SAI. Furthermore, the funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the funds to enable the funds to determine whether withholding is required.
A liquidity fee imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at such time.
At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividend a fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.
34Investing in the funds

Notes

Prospectus
April 14, 2016
To learn more
This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current  fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on  fund performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds® at 1-800-435-4000. In addition, you may visit the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s website (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number
811-5954

REG13852-20